Note 7 - Intangible Assets (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	May 31, 2011	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
One Velocity Inc [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	2 years 180 days
Color Broadband Communications Inc [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	2 years 120 days
Delos Internet [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	4 years 60 days
Finite-Lived Intangible Assets, Remaining Amortization Period				1 year 120 days
Licensing Agreements [Member]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)				$ 534,555
Amortization of Intangible Assets		$ 204,673	$ 98,068	392,272	$ 888,969	$ 3,093,817
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)				$ 534,555